TAX SITUATION, Reconciliation of the Statutory Income Tax Rate to the Effective Tax Rate (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAX SITUATION [Abstract]
Theoretical tax and income tax rate in Peru	S/ (2,307,300)	S/ (2,040,900)	S/ (2,022,500)
Theoretical tax and income tax rate in Peru	(29.50%)	(29.50%)	(29.50%)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	S/ (77,200)	S/ 52,800	S/ (75,800)
Provision tax on dividends	(146,700)	(235,700)	(168,400)
Non-taxable income, net	329,900	335,300	156,200
Income tax and effective income tax rate	S/ (2,201,275)	S/ (1,888,451)	S/ (2,110,501)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	(0.99%)	0.77%	(1.11%)
Provision tax on dividends	(1.88%)	(3.44%)	(2.46%)
Non-taxable income, net	4.22%	4.59%	2.29%
Income tax and effective income tax rate	(28.15%)	(27.58%)	(30.78%)